Consolidated Statements of Changes in Shareholders’ Equity	Ordinary Shares Class A HKD ($) shares	Ordinary Shares Class A USD ($) shares	Ordinary Shares Class B HKD ($) shares	Ordinary Shares Class B USD ($) shares	Ordinary Shares HKD ($) shares	Ordinary Shares USD ($) shares	Shares subscription receivable HKD ($)	Shares subscription receivable USD ($)	Additional paid-in Capital HKD ($)	Additional paid-in Capital USD ($)	Retained Earnings HKD ($)	Retained Earnings USD ($)	HKD ($)	USD ($)
Balance (in Dollars)					$ 7,766		$ (7,666)				$ 8,893,397		$ 8,893,497
Balance at Jun. 30, 2022					$ 7,766		(7,666)				8,893,397		8,893,497
Balance (in Shares) at Jun. 30, 2022 | shares					16,000,000	16,000,000
Net income (loss)											2,665,090		2,665,090
Balance at Jun. 30, 2023					$ 7,766		(7,666)				11,558,487		11,558,587
Balance (in Shares) at Jun. 30, 2023 | shares					16,000,000	16,000,000
Balance (in Dollars)					$ 7,766		(7,666)				11,558,487		11,558,587
Net income (loss)											2,595,504		2,595,504
Balance at Jun. 30, 2024					$ 7,766		(7,666)				14,153,991		14,154,091
Balance (in Shares) at Jun. 30, 2024 | shares					16,000,000	16,000,000
Balance (in Dollars)					$ 7,766		(7,666)				14,153,991		14,154,091
Net income (loss)											(5,838,255)		(5,838,255)	$ (743,736)
Issuance of Ordinary shares, net of offering expenses					$ 1,119		7,666		54,979,300				54,988,085
Issuance of Ordinary shares, net of offering expenses (in Shares) | shares					2,300,000	2,300,000
Re-designation of Ordinary shares into Class A and Class B Ordinary Shares	$ 6,633		$ 2,252		$ (8,885)
Re-designation of Ordinary shares into Class A and Class B Ordinary Shares (in Shares) | shares	13,660,000	13,660,000	4,640,000	4,640,000	(18,300,000)	(18,300,000)
Balance at Jun. 30, 2025	$ 6,633	$ 845	$ 2,252	$ 287					54,979,300	$ 7,003,822	8,315,736	$ 1,059,343	63,303,921	8,064,297
Balance (in Shares) at Jun. 30, 2025 | shares	13,660,000	13,660,000	4,640,000	4,640,000
Balance (in Dollars)	$ 6,633	$ 845	$ 2,252	$ 287					$ 54,979,300	$ 7,003,822	$ 8,315,736	$ 1,059,343	$ 63,303,921	$ 8,064,297